Note 22 - Other Liabilities - Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Values at the beginning of the year	$ 82,400
At the end of the year	84,200	$ 82,400
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Values at the beginning of the year	176,309	160,412
Translation differences	(356)	(2,148)
Benefits paid from the plan	(14,530)	(9,266)
Other		(869)
At the end of the year	$ 159,528	$ 176,309
Equity instruments	49.20%	49.30%
Debt instruments	46.70%	46.80%
Others	4.10%	3.90%
Post-employment benefits | Fair value of funded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Values at the beginning of the year	$ (157,335)	$ (145,160)
Translation differences	(250)	(1,729)
Return on plan assets	(3,793)	(4,411)
Remeasurements	(10,817)	(10,396)
Contributions paid to the plan	(3,338)	(5,017)
Benefits paid from the plan	14,530	9,266
Other	499	112
At the end of the year	$ (160,504)	$ (157,335)